Agreement with Mayne Pharma Group Limited ("Mayne")	12 Months Ended
Mar. 31, 2025
Disclosure Of Agreement With Mayne Pharma Group Limited [Abstract]
Agreement with Mayne Pharma Group Limited ("Mayne")
6. Agreement with Mayne Pharma Group Limited (“Mayne”)

On February 27, 2023, the Company entered into an asset purchase agreement with Australia based Mayne, to acquire its U.S. generic prescription product portfolio. The portfolio consists of 44 commercial products, 42 approved non-marketed products and four pipeline products, including a number of generic products focused on women’s health. Approved high-value products include a hormonal vaginal ring, a birth control pill and a cardiovascular product.

The acquisition was consummated on April 6, 2023, upon the completion of all closing conditions. Under the terms of the agreement, the Company acquired a portfolio of product-related intangible assets for an upfront cash consideration of U.S.$90, and inventories valued at U.S.$24 for additional contingent consideration (net of accrued channel liabilities), which were determined as of the closing date.

During the year ended March 31, 2025 certain intangible assets from this portfolio were impaired.

Refer to Note 14 for further details.